UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Diversified Real Assets Fund

Annual report 3/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 888-972-8696 (Class NAV) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Market volatility was the big story in the latter half of 2018, as stocks sank in the fourth quarter, hurt by fears of slowing economic growth, mounting trade tensions between the United States and China, and a pullback in oil prices. Many of those fears were quelled in the beginning of 2019, as favorable earnings reports, progress with the China trade dispute, and signals from the U.S. Federal Reserve that interest-rate hikes were on hold sparked a market rebound.

Whether or not these gains are sustained, it's clear we're in a late-cycle market, and defensive strategies may deserve special attention as we move deeper into uncharted bull market territory, which celebrated its 10th anniversary on March 9. Now may be the time to speak with your financial advisor regarding certain defensive strategies, including certain alternative investments and sectors such as real estate and utilities.

As always, your best resource in any kind of market is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Diversified Real Assets Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
19	Financial statements
22	Financial highlights
23	Notes to financial statements
30	Report of independent registered public accounting firm
31	Tax information
32	Trustees and Officers
36	More information

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a long-term total return in excess of inflation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/19 (%)

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The fund was up, but it lagged global stocks

The fund generated a positive total return in absolute terms, but it trailed its benchmark, the MSCI World Index.

Energy exposure detracted from results

Security selection within, and an overweight allocation to, the energy sector detracted from the fund's performance for the period.

Real estate exposure contributed to results

An overweight allocation to real estate, along with strong security selection within the sector, contributed to the fund's performance.

SECTOR COMPOSITION AS OF 3/31/19 (%)

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       3

Discussion of fund performance

What was the global macroeconomic and market environment like during the 12 months ended March 31, 2019?

The global stock market, as measured by the fund's benchmark, the MSCI World Index, posted a positive return. U.S. equities outperformed the more modest gains across developed markets elsewhere. At the sector level, the best results came from utilities, information technology, and real estate, while the weakest results were in financials, materials, and industrials.

Market prices were volatile at certain points during the period, as stocks fell sharply in December before recovering in January and extending their upward momentum into February and March. U.S. earnings growth remained relatively strong, buoyed by cuts to corporate tax rates and a domestic economy that remained more resilient than those across most other markets. However, the earnings outlook weakened late in the period, as the positive impact from tax cuts began to wane. In Europe, earnings growth lagged that in the United States.

How did the fund perform?

The fund posted a positive total return, but it trailed its benchmark. Weak security selection within and an overweight allocation to the lagging energy sector weighed on relative results. Underweight exposure to the relatively strong information

TOP 10 HOLDINGS AS OF 3/31/19 (%)		COUNTRY COMPOSITION AS OF 3/31/19 (%)
Royal Dutch Shell PLC, A Shares	2.6	United States	54.9
Chevron Corp.	2.2	Canada	17.0
Exxon Mobil Corp.	2.0	United Kingdom	5.3
BP PLC	1.9	Australia	4.2
BHP Group, Ltd., ADR	1.7	Netherlands	2.7
Simon Property Group, Inc.	1.4	Japan	2.5
Suncor Energy, Inc.	1.4	France	2.4
Rio Tinto PLC, ADR	1.4	Hong Kong	2.3
TOTAL SA	1.3	Sweden	1.3
Equity Residential	1.3	Germany	1.3
TOTAL	17.2	Other countries	6.1
		TOTAL	100.0
As a percentage of net assets.		As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       4

technology sector also detracted. However, a favorable overweight allocation to and strong security selection within the real estate sector partially offset the detractors. An underweight to and security selection within financials was also beneficial.

What were the key drivers of relative performance at the individual security level?

A leading detractor from performance was hydrocarbon exploration firm Concho Resources, Inc. The company recently announced a reduction in 2019 planned capital expenditures in an attempt to improve its cash flow outlook and capital efficiency and suffered a double-digit percentage price drop for the period. Halliburton Company and Continental Resources, Inc. were other key detractors.

A key contributor to performance was real estate investment trust (REIT) company Equity LifeStyle Properties, Inc., a leading trailer park REIT that owns and operates 410 properties—including manufactured home communities, RV resorts, and campgrounds—throughout North America. Its share price benefited from favorable growth rates in revenue and net income. Other contributors included REITs Simon Property Group, Inc. and Equity Residential. All three companies posted double-digit percentage gains.

MANAGED BY

Diversified Real Assets Fund is managed by a team of portfolio managers across three different asset managers.

The views expressed in this report are exclusively those of the investment management teams at DWS Investment Management Americas, Inc., Manulife Investment Management, and Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  MARCH 31, 2019

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	Since inception[1]
Class NAV[2]	3.07	2.80	3.07
Index†	4.01	0.63	0.68

Performance figures assume all distributions have been reinvested.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until June 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Class NAV
Gross (%)	0.94
Net (%)	0.88

Please refer to the most recent prospectus and annual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Diversified Real Assets Fund for the share class and the periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectus.
2	From 2-26-18.
ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2018, with the same investment held until March 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2018, with the same investment held until March 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2018	Ending value on 3-31-2019	Expenses paid during period ended 3-31-2019[1]	Annualized expense ratio
Class NAV	Actual expenses/actual returns	$1,000.00	$ 982.50	$4.35	0.88%
	Hypothetical example	1,000.00	1,020.50	4.43	0.88%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	9

Fund’s investments
AS OF 3-31-19
	Shares	Value
Common stocks 99.8%		$995,953,997
(Cost $1,003,097,260)
Communication services 1.1%		11,059,584
Diversified telecommunication services 0.6%
BT Group PLC	687,053	1,996,119
China Tower Corp., Ltd., H Shares (A)(B)	15,018,000	3,488,376
Media 0.3%
Comcast Corp., Class A	78,523	3,139,350
Wireless telecommunication services 0.2%
NTT DOCOMO, Inc.	109,898	2,435,739
Energy 39.1%		390,699,643
Energy equipment and services 3.1%
Baker Hughes, a GE Company	48,837	1,353,762
Calfrac Well Services, Ltd. (B)(C)	321,734	806,532
Halliburton Company	218,231	6,394,168
Helmerich & Payne, Inc.	25,861	1,436,837
Patterson-UTI Energy, Inc.	325,966	4,570,043
Precision Drilling Corp. (B)	750,211	1,779,600
Rowan Companies PLC, Class A (B)	154,476	1,666,796
RPC, Inc. (C)	114,742	1,309,206
Schlumberger, Ltd.	135,205	5,890,882
TechnipFMC PLC	180,844	4,253,451
Transocean, Ltd. (B)	163,523	1,424,285
Trican Well Service, Ltd. (B)(C)	727,988	697,291
Oil, gas and consumable fuels 36.0%
Abraxas Petroleum Corp. (B)	208,569	260,711
Advantage Oil & Gas, Ltd. (B)	905,624	1,490,906
Aker BP ASA	35,874	1,279,347
Anadarko Petroleum Corp.	147,776	6,720,852
ARC Resources, Ltd.	217,867	1,486,846
BP PLC	2,590,383	18,810,101
Cabot Oil & Gas Corp.	245,399	6,404,914
Callon Petroleum Company (B)	268,475	2,026,986
Cameco Corp.	191,836	2,260,947
Canadian Natural Resources, Ltd.	293,266	8,051,730
Cenovus Energy, Inc.	897,041	7,786,639
Cheniere Energy, Inc. (B)	18,571	1,269,514
Chevron Corp.	180,856	22,277,842
Cimarex Energy Company	78,407	5,480,649
Concho Resources, Inc.	95,343	10,579,259
ConocoPhillips	169,917	11,340,261
Continental Resources, Inc. (B)	169,183	7,574,323
10	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Devon Energy Corp.	232,990	$7,353,164
DHT Holdings, Inc.	166,658	743,295
Diamondback Energy, Inc.	84,477	8,576,950
Encana Corp.	653,596	4,734,395
Enerplus Corp.	399,709	3,349,976
EOG Resources, Inc.	104,750	9,970,105
EQT Corp.	112,619	2,335,718
Equinor ASA	403,689	8,848,894
Equitrans Midstream Corp.	91,025	1,982,525
Exxon Mobil Corp.	241,723	19,531,218
Galp Energia SGPS SA	509,998	8,172,088
Hess Corp.	99,157	5,972,226
Hurricane Energy PLC (B)	1,028,123	618,374
Husky Energy, Inc.	289,043	2,865,881
Imperial Oil, Ltd.	86,022	2,348,249
Kelt Exploration, Ltd. (B)	443,541	1,828,796
Keyera Corp.	90,070	2,123,774
Lundin Petroleum AB	224,741	7,610,182
Marathon Oil Corp.	376,922	6,298,367
Marathon Petroleum Corp.	105,378	6,306,873
NexGen Energy, Ltd. (B)	210,532	340,292
Noble Energy, Inc.	73,072	1,807,071
NuVista Energy, Ltd. (B)	775,172	2,494,286
Occidental Petroleum Corp.	179,718	11,897,332
Parex Resources, Inc. (B)	109,294	1,710,952
Parsley Energy, Inc., Class A (B)	223,245	4,308,629
Pembina Pipeline Corp.	82,293	3,022,983
Phillips 66	100,491	9,563,728
Pioneer Natural Resources Company	62,769	9,558,463
Range Resources Corp.	138,393	1,555,537
Royal Dutch Shell PLC, A Shares	813,691	25,571,120
Seven Generations Energy, Ltd., Class A (B)	120,625	871,053
Snam SpA	382,942	1,969,914
Suncor Energy, Inc.	433,247	14,041,178
The Williams Companies, Inc.	289,525	8,315,158
Tidewater Midstream and Infrastructure, Ltd.	767,529	815,573
TOTAL SA	236,666	13,170,365
TransCanada Corp.	160,491	7,208,194
Valero Energy Corp.	114,085	9,677,831
WPX Energy, Inc. (B)	346,625	4,544,254
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	11

	Shares	Value
Financials 0.3%		$2,478,380
Diversified financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	12,337	2,478,380
Industrials 0.7%		6,551,499
Construction and engineering 0.4%
Vinci SA	35,979	3,500,838
Road and rail 0.3%
Canadian National Railway Company	34,078	3,050,661
Information technology 0.1%		1,324,657
IT services 0.1%
InterXion Holding NV (B)	19,851	1,324,657
Materials 17.6%		175,197,589
Chemicals 0.7%
Albemarle Corp.	7,692	630,590
DowDuPont, Inc.	43,652	2,327,088
LyondellBasell Industries NV, Class A	20,971	1,763,242
Nutrien, Ltd.	35,402	1,867,125
Metals and mining 16.7%
Agnico Eagle Mines, Ltd.	136,564	5,937,343
Alacer Gold Corp. (B)	227,210	617,183
Alamos Gold, Inc., Class A	179,365	910,012
Alcoa Corp. (B)	111,369	3,136,151
Altius Minerals Corp.	88,650	849,119
Anglo American PLC	7,000	187,226
AngloGold Ashanti, Ltd., ADR	5,000	65,500
Antofagasta PLC	64,482	811,295
Atlantic Gold Corp. (B)	197,660	313,570
B2Gold Corp. (B)	784,788	2,196,361
Barrick Gold Corp.	505,402	6,928,548
BHP Group PLC, ADR	209,292	10,104,618
BHP Group, Ltd., ADR (C)	312,471	17,082,790
Boliden AB	73,435	2,092,827
Champion Iron, Ltd. (B)(C)	350,000	513,339
Cobalt 27 Capital Corp. (B)	377,682	1,195,491
Continental Gold, Inc. (B)	104,594	226,196
Detour Gold Corp. (B)	251,881	2,363,593
Endeavour Mining Corp. (B)	145,868	2,189,630
ERO Copper Corp. (B)	311,100	3,717,789
First Quantum Minerals, Ltd.	464,725	5,268,518
Franco-Nevada Corp.	91,192	6,836,926
Freeport-McMoRan, Inc.	499,030	6,432,497
Fresnillo PLC	22,962	260,227
12	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Glencore PLC (B)	890,366	$3,689,838
Goldcorp, Inc.	367,694	4,207,013
Golden Star Resources, Ltd. (B)	135,000	545,516
Guyana Goldfields, Inc. (B)	137,414	111,054
Hudbay Minerals, Inc.	206,140	1,473,145
Ivanhoe Mines, Ltd., Class A (B)	974,132	2,332,639
Kinross Gold Corp. (B)	499,217	1,718,411
Kirkland Lake Gold, Ltd.	181,947	5,533,226
Lucara Diamond Corp. (C)	847,900	989,804
Lundin Mining Corp.	740,870	3,437,269
MAG Silver Corp. (B)	127,333	1,359,705
Marathon Gold Corp. (B)	150,000	108,879
Nevada Copper Corp. (B)	4,700,000	1,371,647
New Gold, Inc. (B)	237,384	202,505
Newcrest Mining, Ltd.	81,349	1,473,235
Newmont Mining Corp.	235,905	8,438,322
Nexa Resources SA	23,892	298,393
Nucor Corp.	22,553	1,315,968
OceanaGold Corp.	376,998	1,184,863
Osisko Gold Royalties, Ltd.	125,291	1,407,279
Osisko Mining, Inc. (B)(C)	588,126	1,285,088
Pan American Silver Corp.	16,070	212,367
Rio Tinto PLC, ADR (C)	235,000	13,829,750
Sandstorm Gold, Ltd. (B)	119,097	649,693
Seabridge Gold, Inc. (B)	21,486	267,058
SEMAFO, Inc. (B)	481,223	1,335,980
SilverCrest Metals, Inc. (B)	40,000	131,103
SolGold PLC (B)	600,000	305,309
South32, Ltd.	513,364	1,363,389
Southern Copper Corp.	85,325	3,385,696
SSR Mining, Inc. (B)	178,765	2,259,394
Steel Dynamics, Inc.	12,657	446,412
Stornoway Diamond Corp. (B)	3,062,000	229,132
Teck Resources, Ltd., Class B	384,250	8,890,642
TMAC Resources, Inc. (B)(C)	62,174	202,385
Trevali Mining Corp. (B)	1,132,300	338,923
Turquoise Hill Resources, Ltd. (B)	911,285	1,500,226
Vale SA, ADR	24,028	313,806
Western Areas, Ltd.	1,126,949	1,806,028
Wheaton Precious Metals Corp.	224,695	5,348,560
Yamana Gold, Inc.	427,562	1,113,418
Paper and forest products 0.2%
Interfor Corp. (B)	66,975	785,848
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	13

	Shares	Value
Materials (continued)
Paper and forest products (continued)
West Fraser Timber Company, Ltd.	24,134	$1,173,877
Real estate 35.9%		358,274,689
Equity real estate investment trusts 32.3%
Acadia Realty Trust	11,805	321,922
Activia Properties, Inc.	149	618,991
Agree Realty Corp.	58,126	4,030,457
Alexandria Real Estate Equities, Inc.	68,789	9,806,560
alstria office REIT-AG	61,708	1,004,376
American Campus Communities, Inc.	100,412	4,777,603
American Tower Corp.	20,813	4,101,410
Americold Realty Trust	275,011	8,390,586
Apartment Investment & Management Company, A Shares	138,224	6,951,289
Assura PLC	767,487	574,129
Brixmor Property Group, Inc.	189,468	3,480,527
Canadian Apartment Properties REIT	55,966	2,151,363
CapitaLand Commercial Trust	824,100	1,180,723
CoreSite Realty Corp.	41,254	4,415,003
Crown Castle International Corp.	42,183	5,399,424
CubeSmart	235,143	7,533,982
CyrusOne, Inc.	60,894	3,193,281
Derwent London PLC	18,175	763,453
Dexus	82,214	744,081
Douglas Emmett, Inc.	125,330	5,065,839
Equinix, Inc.	27,738	12,569,752
Equity LifeStyle Properties, Inc.	110,650	12,647,295
Equity Residential	174,247	13,124,284
Essential Properties Realty Trust, Inc.	193,691	3,780,848
Essex Property Trust, Inc.	33,887	9,801,476
Extra Space Storage, Inc.	94,930	9,674,316
Frontier Real Estate Investment Corp.	285	1,195,017
Gecina SA	9,762	1,444,083
Global One Real Estate Investment Corp.	1,826	2,194,061
GLP J-REIT	988	1,058,545
Goodman Group	165,420	1,568,801
Granite Real Estate Investment Trust	23,519	1,123,724
Great Portland Estates PLC	91,949	894,385
Green REIT PLC	417,100	701,956
HCP, Inc.	227,148	7,109,732
Hibernia REIT PLC	300,348	450,227
Intu Properties PLC	189,656	263,396
Japan Logistics Fund, Inc.	604	1,280,475
Japan Real Estate Investment Corp.	107	630,731
14	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
JBG SMITH Properties	113,867	$4,708,400
Kilroy Realty Corp.	51,621	3,921,131
Kimco Realty Corp.	337,040	6,235,240
Liberty Property Trust	117,627	5,695,499
Link REIT	326,600	3,823,723
Mapletree Logistics Trust	2,204,300	2,376,412
Medical Properties Trust, Inc.	254,035	4,702,188
Merlin Properties Socimi SA	154,748	2,025,220
MGM Growth Properties LLC, Class A	194,855	6,284,074
Mid-America Apartment Communities, Inc.	73,684	8,055,872
Mirvac Group	710,760	1,388,406
Mori Hills REIT Investment Corp.	1,337	1,796,207
Mori Trust Sogo REIT, Inc.	457	710,342
Omega Healthcare Investors, Inc.	88,964	3,393,977
Paramount Group, Inc.	242,961	3,447,617
Physicians Realty Trust	260,410	4,898,312
Premier Investment Corp.	1,642	2,069,731
Prologis, Inc.	165,520	11,909,164
Public Storage	4,214	917,725
Realty Income Corp.	76,299	5,612,554
Regency Centers Corp.	90,309	6,094,954
Rexford Industrial Realty, Inc.	182,098	6,520,929
Ryman Hospitality Properties, Inc.	83,539	6,870,247
Scentre Group	797,249	2,327,247
Segro PLC	220,989	1,939,865
Simon Property Group, Inc.	78,974	14,389,853
SmartCentres Real Estate Investment Trust	88,791	2,326,167
STAG Industrial, Inc.	85,158	2,524,935
STORE Capital Corp.	246,271	8,250,079
Sunstone Hotel Investors, Inc.	210,662	3,033,533
The British Land Company PLC	179,489	1,378,058
The GPT Group	490,482	2,163,539
The Macerich Company	40,405	1,751,557
The PRS REIT PLC	350,383	450,020
The UNITE Group PLC	74,830	894,489
Tritax EuroBox PLC (A)	221,349	280,470
Unibail-Rodamco-Westfield	20,132	3,301,404
Vornado Realty Trust	86,530	5,835,583
Warehouse REIT PLC	38,352	51,428
Welltower, Inc.	142,566	11,063,122
XYMAX REIT Investment Corp.	502	555,630
Real estate management and development 3.6%
Castellum AB	82,974	1,610,142
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	15

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
CK Asset Holdings, Ltd.	452,500	$4,029,873
Daibiru Corp.	50,700	482,039
Deutsche Wohnen SE	59,184	2,871,933
Fabege AB	114,752	1,667,723
Grainger PLC	271,931	838,195
Hongkong Land Holdings, Ltd.	326,700	2,325,337
Mitsubishi Estate Company, Ltd.	312,800	5,675,732
Mitsui Fudosan Company, Ltd.	100,000	2,519,155
New World Development Company, Ltd.	1,405,588	2,332,874
Sino Land Company, Ltd.	908,000	1,758,134
Sun Hung Kai Properties, Ltd.	102,000	1,753,454
Swiss Prime Site AG (B)	20,670	1,811,767
Tokyo Tatemono Company, Ltd.	30,000	368,527
UOL Group, Ltd.	167,800	862,662
Urban & Civic PLC	161,704	575,442
VGP NV	2,299	181,004
Vonovia SE	88,980	4,617,690
Utilities 5.0%		50,367,956
Electric utilities 1.8%
Avangrid, Inc.	55,808	2,809,933
CK Infrastructure Holdings, Ltd.	275,688	2,262,824
Edison International	49,084	3,039,281
Enel SpA	488,417	3,129,697
Iberdrola SA	475,608	4,175,748
NextEra Energy, Inc.	15,128	2,924,545
Gas utilities 0.9%
Beijing Enterprises Holdings, Ltd.	503,313	2,858,021
ENN Energy Holdings, Ltd.	217,497	2,105,123
Osaka Gas Company, Ltd.	60,038	1,187,019
UGI Corp.	52,682	2,919,636
Independent power and renewable electricity producers 0.5%
China Longyuan Power Group Corp., Ltd., H Shares	3,812,113	2,656,058
Huaneng Renewables Corp., Ltd., H Shares	7,706,647	2,144,217
NextEra Energy Partners LP (C)	12,281	572,786
Multi-utilities 1.3%
E.ON SE	304,406	3,387,518
Engie SA	182,398	2,720,087
Innogy SE (B)	17,387	743,876
National Grid PLC	215,855	2,396,074
Sempra Energy	25,150	3,165,379
16	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities (continued)
Water utilities 0.5%
Cia de Saneamento do Parana	64,656	$1,237,684

Guangdong Investment, Ltd.	946,578	1,827,673
Severn Trent PLC	81,726	2,104,777
Rights 0.0%		$31,348
(Cost $0)
GE Capital Australia Funding Pty, Ltd. (B)(D)(E)	83,300	31,348

	Yield (%)	Shares	Value
Securities lending collateral 3.5%			$34,455,595
(Cost $34,449,667)
John Hancock Collateral Trust (F)	2.6031(G)	3,443,184	34,455,595

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.5%				$5,400,000
(Cost $5,400,000)
U.S. Government Agency 0.2%				2,100,000
Federal Home Loan Bank Discount Note	2.200	04-01-19	2,100,000	2,100,000

	Par value^	Value
Repurchase agreement 0.3%		3,300,000

Bank of America Corp. Tri-Party Repurchase Agreement dated 3-29-19 at 2.550% to be repurchased at $3,300,701 on 4-1-19, collateralized by $3,301,292 Government National Mortgage Association, 3.730% due 11-20-68 (valued at $3,366,001, including interest)	3,300,000	3,300,000

Total investments (Cost $1,042,946,927) 103.8%	$1,035,840,940
Other assets and liabilities, net (3.8%)	(37,482,110)
Total net assets 100.0%	$998,358,830

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 3-31-19.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 3-31-19.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	17

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 3-31-19, the aggregate cost of investments for federal income tax purposes was $1,050,028,295. Net unrealized depreciation aggregated to $14,187,355, of which $69,757,611 related to gross unrealized appreciation and $83,944,966 related to gross unrealized depreciation.
18	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-19

Assets
Unaffiliated investments, at value (Cost $1,008,497,260) including $33,651,177 of securities loaned	$1,001,385,345
Affiliated investments, at value (Cost $34,449,667)	34,455,595
Total investments, at value (Cost $1,042,946,927)	1,035,840,940
Cash	1,656,877
Foreign currency, at value (Cost $822,994)	820,916
Interest receivable	3,426,721
Receivable for investments sold	3,650,112
Other assets	44,629
Total assets	1,045,440,195
Liabilities
Payable for investments purchased	3,106,997
Payable for fund shares repurchased	9,305,903
Payable upon return of securities loaned	34,448,024
Payable to affiliates
Accounting and legal services fees	59,402
Other liabilities and accrued expenses	161,039
Total liabilities	47,081,365
Net assets	$998,358,830
Net assets consist of
Paid-in capital	$1,001,585,114
Total distributable earnings (loss)	(3,226,284)
Net assets	$998,358,830

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class NAV ($998,358,830 ÷ 99,706,079 shares)	$10.01
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	19

STATEMENT OF OPERATIONS For the year ended  3-31-19

Investment income
Dividends	$30,233,007
Interest	328,106
Securities lending	303,407
Less foreign taxes withheld	(1,212,920)
Total investment income	29,651,600
Expenses
Investment management fees	8,541,682
Accounting and legal services fees	235,024
Trustees' fees	14,217
Custodian fees	308,916
Printing and postage	43,735
Professional fees	171,557
Other	108,199
Total expenses	9,423,330
Less expense reductions	(582,337)
Net expenses	8,840,993
Net investment income	20,810,607
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	9,290,950
Affiliated investments	1,779
9,292,729
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(5,650,660)
Affiliated investments	5,928
(5,644,732)
Net realized and unrealized gain	3,647,997
Increase in net assets from operations	$24,458,604

20	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-19	Period ended 3-31-18[1]
Increase (decrease) in net assets
From operations
Net investment income	$20,810,607	$3,289,664
Net realized gain (loss)	9,292,729	(1,904,080)
Change in net unrealized appreciation (depreciation)	(5,644,732)	(1,470,172)
Increase (decrease) in net assets resulting from operations	24,458,604	(84,588)
Distributions to shareholders
From net investment income and net realized gain
Class NAV	(27,620,019)	—
Total distributions	(27,620,019)	—
From fund share transactions	63,663,726	937,941,107
Total increase	60,502,311	937,856,519
Net assets
Beginning of year	937,856,519	—
End of year[2]	$998,358,830	$937,856,519

[1]	Period from 2-26-18 (commencement of operations) to 3-31-18.
[2]	Net assets - End of year includes undistributed net investment income of $3,125,338 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	21

Financial highlights
CLASS NAV SHARES Period ended	3-31-19	3-31-18 [1]
Per share operating performance
Net asset value, beginning of period	$10.00	$10.00
Net investment income[2]	0.21	0.03
Net realized and unrealized gain (loss) on investments	0.07	(0.03)
Total from investment operations	0.28	— [3]
Less distributions
From net investment income	(0.19)	—
From net realized gain	(0.08)	—
Total distributions	(0.27)	—
Net asset value, end of period	$10.01	$10.00
Total return (%)[4]	3.07	0.00 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$998	$938
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	0.94 [6,7]
Expenses including reductions	0.88	0.88 [6,7]
Net investment income	2.07	3.84 [6]
Portfolio turnover (%)	73	40 [8]

[1]	Period from 2-26-18 (commencement of operations) to 3-31-18.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Certain expenses are presented unannualized due to the short reporting period.
[8]	Excludes in-kind transactions.
22	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock Diversified Real Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a long-term total return in excess of inflation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       23

fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

	Total value at 3-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$11,059,584	$3,139,350	$7,920,234	—
Energy	390,699,643	304,649,258	86,050,385	—
Financials	2,478,380	2,478,380	—	—
Industrials	6,551,499	3,050,661	3,500,838	—
Information technology	1,324,657	1,324,657	—	—
Materials	175,197,589	163,513,524	11,684,065	—
Real estate	358,274,689	277,893,385	80,381,304	—
Utilities	50,367,956	16,669,244	33,698,712	—
Rights	31,348	—	—	$31,348
Securities lending collateral	34,455,595	34,455,595	—	—
Short-term investments	5,400,000	—	5,400,000	—
Total investments in securities	$1,035,840,940	$807,174,054	$228,635,538	$31,348

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       24

may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2019, the fund loaned common stocks valued at $33,651,177 and received $34,448,024 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       25

changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into an unsecured $50 million line of credit agreement with BNP Paribas.

A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2019 were $12,303.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       26

The tax character of distributions for the years ended March 31, 2019 and 2018 was as follows:

	March 31, 2019	March 31, 2018
Ordinary income	$26,998,261	—
Long-term capital gains	621,758	—

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2019, the components of distributable earnings on a tax basis consisted of $8,453,171 of undistributed ordinary income and $2,516,818 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to characterization of distributions, wash sale loss deferrals and investments in passive foreign investment companies.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $2 billion of the fund's average daily net assets and (b) 0.800% of the fund's average daily net assets in excess of $2 billion. The Advisor has subadvisory agreements with Deutsche Investment Management Americas Inc., John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, and Wellington Management Company LLP. Effective May 7, 2019, John Hancock Asset Management changed its name to Manulife Investment Management. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2019, this waiver amounted to 0.01% of the fund's average net assets. This agreement expires on July 31, 2020, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       27

The Advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund's average daily net assets. This agreement expires on July 31, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The expense reductions described above amounted to $582,337 for the year ended March 31, 2019.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2019 were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of assets and liabilities. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower	Average loan balanced	Days outstanding	Weighted average interest rate	Interest income (expense)
Borrower	$2,793,039	24	2.024%	($3,769)

Note 5 — Fund share transactions

Transactions in fund shares for the year ended March 31, 2019 and period ended March 31, 2018 were as follows:

		Year ended 3-31-19		Period ended 3-31-18[1]
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	19,904,391	$205,831,083	96,067,721	$960,675,505
Distributions reinvested	3,041,852	27,620,019	—	—
Repurchased	(17,029,182)	(169,787,376)	(2,278,703)	(22,734,398)
Net increase	5,917,061	$63,663,726	93,789,018	$937,941,107
Total net increase	5,917,061	$63,663,726	93,789,018	$937,941,107

1 Period from 2-26-18 (commencement of operations) to 3-31-18.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       28

Affiliates of the fund owned 100% of shares of Class NAV on March 31, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $779,347,726 and $717,645,904, respectively, for the year ended March 31, 2019.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At March 31, 2019, funds within the John Hancock group of funds complex held 100.0% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	31.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	25.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	12.4%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	6.0%

Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	—	42,094,558	(38,651,374)	3,443,184	—	—	$1,779	$5,928	$34,455,595
*Refer to the Securities lending note within Note 2 for details regarding this investment.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Diversified Real Assets Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the Fund's investments, of John Hancock Diversified Real Assets Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of March 31, 2019, the related statement of operations for the year ended March 31, 2019 and the statements of changes in net assets and the financial highlights for the year ended March 31, 2019 and for the period February 26, 2018 (commencement of operations) through March 31, 2018, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, the results of its operations for the year ended March 31, 2019, and the changes in its net assets and the financial highlights for the year ended March 31, 2019 and for the period February 26, 2018 (commencement of operations) through March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 16, 2019

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       30

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2019.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $621,758 in long term capital gain dividends.

Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       31

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	215
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	215
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	215
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	215
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	1994	215
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	215
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       32

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2012	215
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Deborah C. Jackson, Born: 1952	2008	215
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates, Born: 1946	2012	215

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	1994	215
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	215
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       33

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	215
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Marianne Harrison, Born: 1963	2018	215
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       34

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investments; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       35

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

DWS Investment Management Americas, Inc. (DIMA)
 Sub-Subadvisor RREEF America L.L.C. (RREEF)
Manulife Investment Management (North America) Limited (MIM NA)
Wellington Management Company LLP (Wellington)

Portfolio Managers

The Investment Management Teams at RREEF, MIM NA, and Wellington

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       36

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Diversified Real Assets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF802044	DRAA 3/19 5/19

ITEM 2. CODE OF ETHICS.

As of the end of the period, March 31, 2019, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $49,125 for the fiscal year ended March 31, 2019, and $46,500 for the fiscal period ended March 31, 2018 for John Hancock Diversified Real Assets Fund. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
Audit-related service fees for the fiscal year ended March 31, 2019 amounted to $571 and $540 for the fiscal period ended March 31, 2018 for John Hancock Diversified Real Assets Fund billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services provided was affiliated service provider internal controls reviews. In addition, amounts billed to control affiliates for service provider internal controls reviews were $113,000 for the fiscal year ended March 31, 2019 and $110,200 for the fiscal period ended March 31, 2018.

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $3,725 for the fiscal year ended March 31, 2019 and $0 for the fiscal period ended March 31, 2018 for John Hancock Diversified Real Assets Fund. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees
Other fees for the fiscal year ended March 31, 2019 amounted to $102 and $221 for the fiscal period ended March 31, 2018 for John Hancock Diversified Real Assets Fund billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal period ended March 31, 2018, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal period that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates of the registrant was $889,301 for the fiscal year ended March 31, 2019 and $7,692,718 for the fiscal period ended March 31, 2018.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 16, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	May 16, 2019